August 23, 2006
VIA EDGAR
Ms. Mara L. Ransom
Special Counsel
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Phelps Dodge Corporation
Schedule 14A filed July 5, 2006
File No. 001-00082
Ladies and Gentlemen:
     Phelps Dodge Corporation is filing, via EDGAR, Amendment No. 2 to the above-referenced Proxy Statement on Schedule 14A (the “Proxy Statement”). We are providing to you supplementally for your reference one copy of a blacklined version of Amendment No. 2, marked to show changes from Amendment No. 1 to the Proxy Statement filed on August 2, 2006.
     Please telephone the undersigned at (212) 909-7334 collect, if we may be of any assistance in answering questions which may arise in connection with the Proxy Statement.

Very truly yours,
/s/ MATTHEW E. KAPLAN
Matthew E. Kaplan, Esq.

cc:	S. David Colton, Esq.